Northern Lights Variable Trust

Probabilities VIT Fund

Incorporated herein by reference is the definitive version of the supplement for Probabilities VIT Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 15, 2015, (SEC Accession No. 0001580642-15-002205).